[DORSEY & WHITNEY LLP LETTERHEAD]


                                BETHANY S. BRAND
                                 (612) 340-6319



                                 August 6, 1999


Securities and Exchange Commission                   VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:   IAI Investment Funds VII, Inc.
         File Nos.: 002-39560 and 811-02147

Dear Sir or Madam:

         Pursuant to Rule 497(j), IAI Investment Funds VII, Inc. certifies that:

         (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 is incorporated by reference to the Rule 497(c) filling of IAI Investment Funds VI, Inc., filed August 6, 1999 and

         (2) the text of the most recent amendment to the registration statement has been filed electronically.

         Any comments or inquiries may be directed to Kathleen Prudhomme of this office at (612) 343-7973 or to the undersigned.

                                       Very truly yours,

                                       /s/ Bethany S. Brand

                                       Bethany S. Brand

BSB